Unaudited Consolidated Statements of Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
REVENUES:
Voyage revenue	$ 239,799	$ 244,069
EXPENSES:
Voyage expenses	(1,040)	(1,028)
Voyage expenses-related parties (Note 3)	(1,798)	(1,829)
Vessels' operating expenses	(52,459)	(59,780)
General and administrative expenses	(1,618)	(1,432)
General and administrative expenses - related parties (Note 3)	(3,996)	(6,633)
Management fees-related parties (Note 3)	(9,570)	(9,690)
Amortization of dry-docking and special survey costs (Note 7)	(3,940)	(3,583)
Depreciation (Notes 6, 11 and 20)	(50,569)	(50,411)
Amortization of prepaid lease rentals (Note 11)	(2,477)	(2,470)
Foreign exchange gains / (losses), net	(229)	230
Operating income	112,103	107,443
OTHER INCOME / (EXPENSES):
Interest income	737	732
Interest and finance costs (Notes 2 and 16)	(36,676)	(41,870)
Equity loss on investments (Note 9)	(405)	(47)
Other, net	538	305
Gain / (Loss) on derivative instruments, net (Notes 2 and 18)	(4,259)	4,050
Total other expenses	(40,065)	(36,830)
Net Income	72,038	70,613
Earnings allocated to Preferred Stock (Note 15)	(10,473)	(7,313)
Net income available to Common Stockholders	$ 61,565	$ 63,300
Earnings per common share, basic and diluted (Note 15)	$ .82	$ .85
Weighted average number of shares, basic and diluted	75,474,844	74,876,866